FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of fair value of hierarchy for assets and liabilities

				Balance at
June 30,2021	Level 1	Level 2	Level 3	Fair Value
	RMB	RMB	RMB	RMB
Assets
Investment in marketable securities	206,272	—	—	—
Total Assets	206,272	—	—	—

				Balance at
December 31, 2019	Level 1	Level 2	Level 3	Fair Value
	RMB	RMB	RMB	RMB
Assets
Available‑for‑sale investment	—	—	10,443	10,443
Total Assets	—	—	10,443	10,443